Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	Estimated Useful Lives (Years)	December 31,
		2014	2013
Land	Not applicable	$47,196	$50,982
Land and waterway improvements	1-20	13,139	13,603
Buildings	2-40	55,693	58,447
Machinery and equipment(1)	1-20	640,861	627,068
Utility and supply lines	1-10	7,679	7,100
Leasehold interests	1-45	45,759	50,009
Other property	1-8	24,560	27,260
Construction in process	Not applicable	46,193	55,753

Property, plant and equipment		881,080	890,222
Less: accumulated depreciation		(324,383)	(283,795)

Property, plant and equipment, net		$556,697	$606,427

(1)	Approximately 94% of our machinery and equipment had a useful life of three to ten years as of December 31, 2014 and 2013.

Schedule of Other Items Related to Property Plant and Equipment
	Year Ended December 31,
	2014	2013	2012
Depreciation expense	$75,286	$75,401	$68,312
Capitalized interest	$4,192	$3,142	$6,178